CONSOLIDATED STATEMENT OF INCOME - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest on loans and financial leases
Commercial		$ 7,319,318	$ 7,322,453	$ 8,027,598
Consumer		5,273,101	4,220,032	3,822,743
Small business loans		144,585	229,446	237,266
Mortgage		1,972,661	1,881,297	1,831,716
Financial leases		1,918,655	1,913,196	2,064,978
Interest income on loans and financial leases		16,628,320	15,566,424	15,984,301	[1]
Interest on debt instruments using the effective interest method		160,200	129,017	159,890
Total Interest of debt instruments using the effective interest method		16,788,520	15,695,441	16,144,191
Interest income on overnight and market funds		67,724	36,449	26,779
Interest and valuation on financial instruments		524,440	384,610	525,423
Total interest and valuation on financial instruments		17,380,684	16,116,500	16,696,393	[1]
Interest expenses		(6,179,794)	(5,670,216)	(6,232,986)	[1]
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		11,200,890	10,446,284	10,463,407	[1]
Credit impairment charges on loans, advances and financial leases, net		(3,385,181)	(3,851,625)	(3,468,699)
Credit recovery (impairment) for other financial instruments		(25,940)	8,553	7,082
Total credit impairment charges, net		(3,411,121)	(3,843,072)	(3,461,617)	[1]
Net interest margin and valuation on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments and other financial instruments		7,789,769	6,603,212	7,001,790	[1]
Fees and commissions income	[2]	4,578,972	3,994,259	3,621,114	[1]
Fees and commissions expenses		(1,553,239)	(1,213,056)	(1,075,115)	[1]
Total fees and commissions, net		3,025,733	2,781,203	2,545,999	[1]
Other operating income		1,535,247	1,251,567	1,553,737	[1]
Dividends and net income on equity investments		380,599	294,030	290,642	[1]
Recovery (Impairment) charges on cash-generating unit		0	168,756	(173,339)
Total operating income, net		12,731,348	11,098,768	11,218,829	[1]
Operating expenses
Salaries and employee benefits		(3,366,824)	(3,004,054)	(2,792,379)
Other administrative and general expenses		(3,069,058)	(3,024,769)	(2,977,884)
Wealth tax, contributions and other tax burden	[3]	(757,820)	(692,666)	(727,661)
Impairment, depreciation and amortization		(824,590)	(493,902)	(479,111)	[1]
Other operating expenses		(235,525)	(267,507)	(249,023)
Total operating expenses		(8,253,817)	(7,482,898)	(7,226,058)	[1]
Profit before tax		4,477,531	3,615,870	3,992,771	[1]
Income tax		(1,262,964)	(829,435)	(1,238,598)
Net income		3,214,567	2,786,435	2,754,173
Net income attributable to equity holders of the Parent Company		3,117,351	2,658,864	2,615,000
Non-controlling interest		$ 97,216	$ 127,571	$ 139,173
Basic and Diluted earnings per share to common shareholders, stated in units of pesos		$ 3,301	$ 2,825	$ 2,780
From continuing operations		$ 3,301	$ 2,825	$ 2,780

[1]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[2]	For the year ended December 31, 2019BankingBankingBanking ElBankingInvestmentAll otherTotal beforeAdjustments forTotal after Colombia Panama Salvador Guatemala Trust banking Brokerage Off shore segments eliminations consolidation eliminationsIn millions of COPTotal interest and valuation 12,970,741 1,876,925 1,094,422 977,980 152 8 5,018 614,073 12,160 17,551,479 (170,795) 17,380,684Interest income on loans and financial leases 12,592,221 1,654,600 1,052,680 905,016 132 — 96 411,504 11,804 16,628,053 267 16,628,320Total debt investments 716,032 172,610 40,915 73,152 20 8 14,757 24,682 9 1,042,185 — 1,042,185Derivatives (172,399)1,625 — — — — (10,416)169,483 — (11,707) (171,062) (182,769)Total liquidity operations (165,113)48,090827 (188) — —5818,404347 (107,052) — (107,052)Interest expenses (4,408,233) (720,587) (295,433) (388,571) (138) (4) (26) (304,519) (62,283) (6,179,794) — (6,179,794)Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments 8,562,508 1,156,338 798,989 589,409 14 4 4,992 309,554 (50,123) 11,371,685 (170,795) 11,200,890Total credit impairment charges, net (2,564,417) (408,132) (83,110) (333,699) (716) (251) (4,363) 19,169 (6,943) (3,382,462) (28,659) (3,411,121)Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments 5,998,091 748,206 715,879 255,710 (702) (247) 629 328,723 (57,066) 7,989,223 (199,454) 7,789,769Revenues (Expenses) from transactions with other operating segments of the Bank (19,212) (36,107) (2,154) (36,255) (25,529) 31,585 62,628 167,419 (142,375) — — —Fees and commission income (1) 3,269,747 350,055 268,309 170,854 349,438 30,829 113,364 25,800 588 4,578,984 (12) 4,578,972Fees and commission expenses (1,297,186) (143,616) (60,673) (38,006) (2,942) (154) (3,229) (3,922) (3,511) (1,553,239) — (1,553,239)Total fees and commission income, net 1,972,561 206,439 207,636 132,848 346,496 30,675 110,135 21,878 (2,923) 3,025,745 (12) 3,025,733Other operating income 433,887 29,704 6,158 68,288 13,341 5,830 (9,392) 7,067 986,126 1,541,009 (5,762) 1,535,247Dividends and net income on equity investments 131,029 5,562 211 668 43,498 24,810 16,514 27 269,736 492,055 (111,456) 380,599Total operating income, net 8,516,356 953,804 927,730 421,259 377,104 92,653 180,514 525,114 1,053,498 13,048,032 (316,684) 12,731,348Operating expenses (2) (5,203,354) (573,042) (444,933) (358,923) (121,259) (32,558) (112,204) (61,087) (522,103) (7,429,463) 236 (7,429,227)Impairment, depreciation and amortization (407,102) (105,232) (46,381) (120,130) (1,031) (187) (1,738) (2,746) (138,738) (823,285) (1,305) (824,590)Total operating expenses (5,610,456) (678,274) (491,314) (479,053) (122,290) (32,745) (113,942) (63,833) (660,841) (8,252,748) (1,069) (8,253,817)Profit before tax 2,905,900 275,530 436,416 (57,794) 254,814 59,908 66,572 461,281 392,657 4,795,284 (317,753) 4,477,531For further information about income from contracts with customers, see Note 25.3 Fees and commissions.
[3]	See Note 12 Income tax.